CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Revenues	$ 77,297	481,694	552,111	567,434
Cost of revenues	(50,561)	(315,082)	(387,783)	(371,591)
Gross profit	26,736	166,612	164,328	195,843
Operating expenses
Selling and marketing	(8,886)	(55,375)	(56,437)	(56,831)
General and administrative	(10,615)	(66,153)	(77,585)	(86,748)
Research and development	(6,766)	(42,162)	(37,629)	(44,771)
Other income, net	2,446	15,241	3,852	5,120
Total operating expenses, net	(23,821)	(148,449)	(167,799)	(183,230)
Income(loss) from operations	2,915	18,163	(3,471)	12,613
Interest expense	(1,818)	(11,326)	(4,029)	(1,469)
Share of net income of equity investments	828	5,161	4,030	1,616
Loss on liquidation of a subsidiary	0	0	0	(13,582)
Interest income	285	1,776	2,547	1,771
Income (loss) before income taxes	2,210	13,774	(923)	949
Income tax expense (note 18)
Current	(434)	(2,707)	(589)	(6,991)
Deferred	(282)	(1,755)	(1,273)	(6,739)
Income tax expense	(716)	(4,462)	(1,862)	(13,730)
Net income (loss)	1,494	9,312	(2,785)	(12,781)
Less: Net income (loss) attributable to non-controlling interests	292	1,818	(1,351)	10,298
Net income (loss) attributable to Origin Agritech Limited	1,202	7,494	(1,434)	(23,079)
Other comprehensive income (loss)
Net income (loss)	1,494	9,312	(2,785)	(12,781)
Foreign currency translation difference	303	1,890	117	2,939
Comprehensive income (loss)	1,797	11,202	(2,668)	(9,842)
Less: Comprehensive income (loss) attributable to non-controlling interests	292	1,818	(1,351)	10,298
Comprehensive income (loss) attributable to Origin Agritech Limited	$ 1,505	9,384	(1,317)	(20,140)
Net income (loss) attributable to Origin Agritech Limited per share - basic (note 19) (in dollars per share)	$ 0.05	0.32	(0.06)	(1.00)
Net income (loss) attributable to Origin Agritech Limited per share - diluted (note 19) (in dollars per share)	$ 0.05	0.32	(0.06)	(1.00)
Shares used in calculating basic net income (loss) per share (in shares)	23,259,127	23,259,127	23,382,812	23,351,615
Shares used in calculating diluted net income (loss) per share (in shares)	23,278,443	23,278,443	23,382,812	23,351,615